T. ROWE PRICE Virginia Tax-Free Bond Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Westrock  — 11
Total Common Stocks (Cost $15) 11
MUNICIPAL SECURITIES 99.5%
DISTRICT OF COLUMBIA 10.7%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,513
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,205
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 3,893
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 1,415 1,355
Metropolitan Washington Airports Auth., Series A, 4.50%,
10/1/53 (1) 750 730
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,184
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 5,930 6,152
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 1,930 1,982
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 20,940 21,771
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/42 (1) 5,115 5,514
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 4,630 4,980
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1) 4,000 4,229
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/37  2,470 2,516
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/38  2,565 2,595
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 6,450 6,493
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/35 (1) 7,000 7,041
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (2) 4,000 2,835
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,060
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,053
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,085
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  1,350 1,404

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  14,965 15,450
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,875 2,052
Washington Metropolitan Area Transit Auth., 5.00%, 7/15/43  6,705 7,396
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,000 5,438
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/45  5,000 5,348
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  1,550 1,735
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  1,750 1,850
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  4,000 4,396
130,255
PUERTO RICO 5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (3) 3,724 1,937
Puerto Rico Commonwealth, GO, VR, 11/1/51 (3) 4,762 2,494
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,545 2,559
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  212 207
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 1,020
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  4,905 4,578
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  2,151 1,967
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,378 2,124
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,366 1,179
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,451 1,476
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,362
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,888 3,053
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  2,384 2,563
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (5)(6) 30 7
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (5)(6) 2,775 694
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (5)
(6) 365 91
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (5)
(6) 1,100 275

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (5)
(6) 50 13
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (5)
(6) 105 26
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (5)
(6) 115 29
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (5)(6) 150 37
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (5)(6) 600 150
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (5)(6) 195 49
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (5)(6) 240 60
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (5)(6) 30 8
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (5)(6) 1,420 355
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (5)(6) 145 36
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (5)(6) 125 31
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (5)(6) 55 14
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (5)(6) 145 36
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (5)(6) 115 29
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (5)(6) 35 9
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (5)(6) 65 16
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (5)(6) 630 157
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (5)(6) 50 13
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (5)(6) 550 137
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (5)(6) 140 35
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (5)(6) 50 13
Puerto Rico Highway & Transportation Auth., Restructured,
Series A, 5.00%, 7/1/62  1,308 1,292
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  1,100 709
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  14,703 13,878
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,455 5,289
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,359 12,645
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,300 3,101
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 770
67,523
VIRGINIA 83.3%
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/43  6,070 6,720
Albemarle County Economic Dev. Auth., Sentara Martha Jefferson
Hosp., Series B, VRDN, 3.20%, 10/1/48  3,305 3,305
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, 4.00%, 6/1/49  2,800 2,328

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Alexandria, Series A, GO, 2.00%, 12/15/39  5,000 3,572
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25  410 413
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 428
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 266
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,503
Alexandria IDA, Episcopal High School, Series A, GO, 3.00%,
7/15/46  4,785 3,781
Alexandria IDA, Episcopal High School, Series C, 3.00%, 1/1/51  6,260 4,569
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (7) 1,995 2,058
Alexandria IDA, Goodwin House, 5.00%, 10/1/45 (Prerefunded
10/1/25) (7) 7,540 7,780
Alexandria IDA, Goodwin House, 5.00%, 10/1/50 (Prerefunded
10/1/25) (7) 1,000 1,032
Alexandria, Capital Improvement, Series C, GO, 3.30%, 7/15/36  2,145 2,098
Alexandria, Capital Improvement, Series C, GO, 3.35%, 7/15/37  2,145 2,038
Arlington County, GO, 4.00%, 6/15/33  3,025 3,159
Arlington County, GO, 4.00%, 6/15/36  8,585 8,846
Arlington County, GO, 5.00%, 6/15/39  7,000 7,843
Arlington County, GO, 5.00%, 6/15/40  1,710 1,887
Arlington County IDA, Park Shirlington Apartments, 5.00%, 1/1/26  5,200 5,342
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  21,850 19,256
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  18,810 17,723
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  600 657
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 821
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  3,500 3,806
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/34  550 552
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/44  5,100 5,088
Capital Region Airport Commission, Series A, 4.00%, 7/1/24  1,000 1,001
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 708
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (4) 340 340
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (4) 1,320 1,328
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (4) 2,180 2,183
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (8)(9) 4,290 4,356
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47  10,470 10,472
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  3,875 3,950
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  1,490 1,605
Fairfax County, Series A, GO, 2.00%, 10/1/40  5,000 3,544
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/36 (Prerefunded 10/1/24) (7) 7,060 7,289

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/42 (Prerefunded 10/1/24) (7) 4,350 4,491
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,595 1,621
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  9,000 9,327
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/34 (Prerefunded 4/1/26) (7) 55 56
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/35 (Prerefunded 4/1/26) (7) 4,565 4,681
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/35 (Prerefunded 4/1/26) (7) 1,200 1,229
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.50%,
12/1/32 (Prerefunded 12/1/23) (7) 3,550 3,550
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23) (7) 45 45
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23) (7) 2,120 2,120
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23) (7) 4,010 4,010
Fairfax County Economic Dev. Auth., Wiehle Ave Metrorail Station,
5.00%, 8/1/34  2,000 2,255
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,400 4,944
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  13,160 12,620
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  9,415 9,014
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  9,840 9,191
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  10,085 10,112
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  3,200 3,520
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,402
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,576
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,209
Fairfax County Sewer, 5.00%, 7/15/44  5,650 5,898
Fairfax County Sewer, Series A, 4.00%, 7/15/51  5,000 4,880
Fairfax County Sewer, Series A, 5.00%, 7/15/46  9,390 10,174
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,895
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,383
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 15,400 16,057
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/26  1,000 1,006

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,690 1,700
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,610
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 428
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,257
Front Royal & Warren County IDA, Valley Health System, 4.00%,
1/1/50  3,440 3,097
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25) (7) 3,750 3,853
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25) (7) 1,500 1,541
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (7) 2,000 2,055
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32 (Prerefunded 6/15/25) (7) 5,630 5,785
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  16,965 17,581
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,010 1,944
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 2,989
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  11,960 12,739
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (7) 7,785 8,635
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 4.00%, 7/1/50  5,115 4,990
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,430 6,771
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (4) 1,505 1,441
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (4) 1,565 1,472
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/30 (4) 255 228
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (4) 625 548
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (4) 4,135 3,099
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (4) 4,510 3,053
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  700 613

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 3,181
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,525 3,503
Harrisonburg Economic Dev. Auth., Sentara Healthcare, VRDN,
3.30%, 8/15/46  1,000 1,000
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  3,040 3,028
Henrico County Economic Dev. Auth., Westminster Canterbury
PRO, 5.00%, 10/1/37  1,500 1,533
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/42  1,125 1,148
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,565 1,577
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  4,640 4,644
Henrico County Water & Sewer, 5.00%, 5/1/42 (Prerefunded
5/1/26) (7) 3,340 3,506
Henrico County, Public Improvement, GO, 3.40%, 8/1/37  4,965 4,733
Isle of Wight County Economic Dev. Auth., Riverside Health
System, 5.25%, 7/1/53 (2)(10) 5,000 5,271
James City County Economic Dev. Auth., 4.00%, 6/1/41  3,120 2,399
James City County Economic Dev. Auth., 4.00%, 6/1/47  6,700 4,798
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/35  1,015 892
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/40  1,155 935
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/50  1,050 757
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  850 820
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/38  680 606
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  1,120 945
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  2,310 1,843
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,253
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/35  1,105 1,192
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38  1,000 1,060
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,346
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/48  1,500 1,559
Loudoun County, Series A, GO, 4.00%, 12/1/39  5,010 5,125
Loudoun County, Series A, GO, 5.00%, 12/1/42  8,980 9,966
Loudoun County Economic Dev. Auth., Series A, 4.00%, 12/1/39  2,125 2,168
Loudoun County Economic Dev. Auth., Series A, 4.00%, 10/1/52  11,820 11,693
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Zero Coupon, 7/1/49  5,000 1,553
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Series B, VRDN, 3.35%, 2/15/38  1,200 1,200
Loudoun County Sanitation Auth., Water & Sewer System, 2.00%,
1/1/40  1,565 1,110
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 964

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  10,395 9,387
Lynchburg Economic Dev. Auth., Central Health, Series A, 4.00%,
1/1/47  5,030 4,683
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/24  640 640
Lynchburg Economic Dev. Auth., Central Health, Series B, VRDN,
3.22%, 1/1/47  20,240 20,240
Madison County IDA, Woodberry Forest School, 3.00%, 10/1/50  11,000 8,134
Manassas, GO, 2.00%, 1/1/40  1,700 1,197
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,759
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,027
Newport News, Series A, GO, 3.00%, 2/1/39  1,750 1,490
Newport News, Series A, GO, 3.00%, 2/1/40  1,840 1,546
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  6,060 5,985
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded 10/1/26) (7) 1,050 1,115
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded 10/1/26) (7) 2,300 2,442
Norfolk Economic Dev. Auth., Sentara Healthcare, Series A, VRDN,
3.31%, 11/1/34  5,600 5,600
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  165 159
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  5,500 5,132
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  2,325 2,523
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,671
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 400
Norfolk Water, Series A, 5.25%, 11/1/44  17,250 17,418
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/52  1,500 1,462
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/57  1,000 963
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,000 3,558
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,455 3,584
Richmond Public Utility Revenue, Series C, 4.00%, 1/15/45  1,000 1,001
Richmond Public Utility Revenue, Series C, 4.25%, 1/15/53  1,500 1,510
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  18,405 20,237
Roanoke Economic Dev. Auth., Lutheran Homes Brandon Oaks,
6.625%, 12/1/44 (Prerefunded 12/1/23) (7) 3,900 3,900
Rockingham County Economic Dev. Auth., Sentara RHM Medical
Center, Series A, 3.00%, 11/1/46  14,595 11,016
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/33  550 505
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/34  2,000 1,815

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 5.00%, 12/1/39  2,000 1,927
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,248
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/43  1,975 2,179
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/48  2,040 2,214
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,010 2,065
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 682
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 356
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 1,939
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 3,776
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  5,425 4,996
Univ. of Virginia, Series A, 5.00%, 4/1/38  3,075 3,242
Univ. of Virginia, Series B, 4.00%, 8/1/48  4,930 4,846
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,202
Univ. of Virginia, Series B, 5.00%, 9/1/49  2,050 2,175
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 6,022
Virginia College Building Auth., 4.00%, 2/1/43  3,000 3,014
Virginia College Building Auth., 5.00%, 2/1/40  2,000 2,252
Virginia College Building Auth., Series A, 3.00%, 1/15/35  930 857
Virginia College Building Auth., Series A, 3.00%, 1/15/38  965 815
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,250
Virginia College Building Auth., Series A, 4.00%, 9/1/44  4,685 4,681
Virginia College Building Auth., Series A, 4.00%, 9/1/52  6,570 6,371
Virginia College Building Auth., 21st Century College &
Equipment, 4.00%, 2/1/38  1,165 1,186
Virginia College Building Auth., Univ. of Richmond, 4.00%, 3/1/42  8,010 7,997
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (9) 7,965 8,715
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,620 12,962
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30  7,310 7,325
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31  2,445 2,449
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32  6,860 6,865
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,027
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,338
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/37  4,000 3,475

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,264
Virginia HDA, Series C, 4.70%, 7/1/43 (10) 1,680 1,692
Virginia HDA, Series D, 4.50%, 8/1/43  2,260 2,248
Virginia HDA, Series E, 5.25%, 10/1/63  5,000 5,103
Virginia HDA, Series F, 5.35%, 11/1/58  5,905 6,091
Virginia HDA, Series F, 5.40%, 11/1/63  3,000 3,079
Virginia HDA, Series G, 4.90%, 11/1/42  500 524
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,644
Virginia HDA, Series G, 5.25%, 11/1/57  4,885 4,993
Virginia HDA, Series G, 5.375%, 11/1/64  4,535 4,675
Virginia HDA, Series I, 2.45%, 11/1/45  1,000 700
Virginia HDA, Series I, 2.55%, 11/1/50  4,680 3,052
Virginia HDA, Series K, 2.55%, 12/1/46  9,950 6,958
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,485
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  8,210 8,229
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,151
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 1,926
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,042
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  8,315 9,283
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (7) 10 11
Virginia Public Building Auth., Series 2022A, 4.00%, 8/1/39  6,000 6,146
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 3,485 3,559
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,552
Virginia Public School Auth., Series A, 4.00%, 8/1/45  6,005 6,009
Virginia Resources Auth., Series B, 4.75%, 11/1/52  1,000 1,047
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 577
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 5,453
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,527
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,719
Virginia Resources Auth., Unrefunded Balance, Series B, 5.00%,
11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 5,750 5,722
Virginia Small Business Fin. Auth., 4.00%, 12/1/36  1,330 1,209
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 12,125 11,444
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 10,400 9,763
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,246
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  3,190 2,713
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 11,730 10,339

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  9,105 7,090
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,621
Virginia Small Business Fin. Auth., 5.00%, 12/31/47 (1) 3,375 3,453
Virginia Small Business Fin. Auth., 5.00%, 12/31/57 (1) 11,115 11,237
Virginia Small Business Fin. Auth., Covanta Project, VRDN, 5.00%,
1/1/48 (Tender 7/1/38) (1)(4) 1,700 1,512
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,743
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (1) 1,000 935
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 2,465 2,623
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 3,680 3,909
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,750 2,902
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 1,860 1,933
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,186
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,250 1,189
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,000 6,704
Virginia Small Business Fin. Auth., Pure Salmon Virginia, VRDN,
5.00%, 11/1/52 (Tender 11/15/24) (1) 5,000 5,015
Virginia Small Business Fin. Auth., Senior Lien, 5.00%, 6/30/42 (1) 2,375 2,466
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 6,000 6,094
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  5,470 5,572
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/37  7,750 7,834
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  5,000 5,029
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 2,000 2,009
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,740 2,751
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 13,730 13,743
West Falls CDA, Series A, 5.375%, 9/1/52 (4) 3,750 3,704
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.00%, 7/1/48 (2) 2,715 2,577
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,555 3,383

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.375%, 7/1/63 (2) 2,750 2,703
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 2,435 2,639
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 257
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,306
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,305
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/44 (Prerefunded 1/1/24) (7) 6,845 6,852
1,018,698
Total Municipal Securities (Cost $1,269,220) 1,216,476
Total Investments in Securities 99.5%
(Cost $1,269,235) $ 1,216,487
Other Assets Less Liabilities 0.5% 5,933
Net Assets 100.0% $ 1,222,420
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$21,467 and represents 1.8% of net assets.
(5) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(6) Non-income producing
(7) Prerefunded date is used in determining portfolio maturity.
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
(10) When-issued security
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Virginia Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Virginia Tax-Free Bond Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,216,476 $ — $ 1,216,476
Common Stocks 11 — — 11
Total $ 11 $ 1,216,476 $ — $ 1,216,487

T. ROWE PRICE Virginia Tax-Free Bond Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F48-054Q3 11/23